Annual Total Returns - Fidelity Advisor Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2030 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(6.29%)
Annual Return 2019	23.03%
Annual Return 2020	15.33%